Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents

	As of December 31,
	2013	2014
	RMB'000	RMB'000

RMB	71,163	613,969
US$	108,495	315,860
Total	179,658	929,829